Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016		Dec. 31, 2015
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 2,465,905	$ 1,538,858	[1]	$ 1,532,234	[1]	$ 1,532,234
Trade and other non-current receivables	712,717	537,212	[1]	561,417	[1]	561,417
Up-to-date [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,861,254	1,220,975				1,280,271
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,020,667	1,806,551		1,681,848
Trade and other non-current receivables	712,717	557,898		$ 561,417
By type of portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						1,210,566
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						410,196
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						108,141
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						100,726
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables						201,329
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						7,684
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						7,684
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						766,674
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						137,454
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						450,763
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables						178,457
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						26,012
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						6,295
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables						14,921
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables						4,796
By type of portfolio [Member] | Up-to-date [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,187,205	915,190				812,550
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	336,553	235,410				295,301
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	119,003	100,212				108,141
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	114,095	42,614				38,812
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	103,455	92,583				148,348
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,736	8,698				6,773
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,736	8,698				6,773
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	800,895	663,835				507,377
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	105,109	74,779				63,845
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	458,793	435,534				303,648
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	236,993	153,523				139,884
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	41,021	7,247				3,099
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	23,113	800				320
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,109	5,737				2,084
By type of portfolio [Member] | Up-to-date [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,799	710				695
By type of portfolio [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	278,281	170,895				98,216
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	18,955	17,955				14,494
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,571	519				1,225
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,384	17,436				13,269
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	196	48				32
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	196	48				32
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	245,976	144,638				78,415
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	22,745	21,937				13,834
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	158,628	106,954				48,322
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	64,603	15,747				16,259
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	13,154	8,255				5,275
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,288	2,441				731
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,093	4,411				2,684
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,773	1,404				1,860
By type of portfolio [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	91,000	61,801				51,710
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	14,367	4,720				5,401
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,185	1,213
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,182	3,507				5,401
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	36	36				76
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	36	36				76
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	69,044	50,795				43,601
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	12,113	9,374				6,712
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	47,094	33,949				27,965
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,837	7,472				8,924
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,553	6,250				2,632
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,136	1,844				594
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,844	3,539				1,671
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,573	867				367
By type of portfolio [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	46,157	25,859				22,090
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	12,761	2,479				5,540
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	12,510	2,193				182
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	251	286				5,358
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	68	16				36
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	68	16				36
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	28,476	18,261				14,225
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,013	4,587				3,043
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	16,813	11,521				9,601
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,650	2,153				1,581
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,852	5,103				2,289
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,815	1,770				538
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,467	2,473				1,447
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	570	860				305
By type of portfolio [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	41,525	24,517				29,217
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	14,007	3,920				5,258
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	13,811	3,787
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	196	133				5,258
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	56	35				34
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	56	35				34
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	23,602	16,176				21,895
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,990	2,560				14,306
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	13,327	11,721				6,269
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,285	1,895				1,319
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,860	4,385				2,030
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,699	1,727				541
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,893	1,896				1,265
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	268	761				224
By type of portfolio [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	29,853	21,038				17,777
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,536	2,707				5,127
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,332	2,577
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	204	130				5,127
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	58	61				43
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	58	61				43
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	18,955	14,807				10,745
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,504	3,055				2,599
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,900	10,017				6,976
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,551	1,735				1,170
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,304	3,463				1,862
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,650	1,724				520
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,432	1,507				1,110
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	222	233				232
By type of portfolio [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	29,205	19,583				35,740
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,238	2,113				5,407
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,029	1,820				407
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	209	292				5,000
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	58	62				42
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	58	62				42
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	21,965	14,418				28,702
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,119	2,530				2,080
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,958	9,765				25,030
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,888	2,123				1,592
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,944	2,990				1,589
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,584	1,557				508
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,098	1,273				908
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	262	160				173
By type of portfolio [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	31,128	9,582				14,659
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,138	976				7,312
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,984	974
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	154	2				7,312
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	48	23				38
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	48	23				38
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	20,282	5,839				5,801
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,999	879				2,066
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,265	3,495				2,829
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,018	1,465				907
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,660	2,744				1,508
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,562	1,555				503
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	887	1,026				830
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	211	162				175
By type of portfolio [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	26,864	8,491				12,781
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,876	313				106
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,684	62
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	192	250				106
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	37	26				61
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	37	26				61
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	21,495	5,573				11,228
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,329	1,252				2,264
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	13,273	2,325				7,927
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,893	1,996				1,037
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,456	2,579				1,386
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,565	1,533				482
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	722	894				743
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	169	152				161
By type of portfolio [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	581,595	235,905				115,825
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	115,516	99,110				66,250
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	94,968	84,089				60,100
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	20,548	15,021				6,150
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,427	1,330				549
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,427	1,330				549
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	455,130	123,574				44,685
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	77,031	21,343				26,705
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	313,773	59,644				12,196
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	64,326	42,587				5,784
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,522	11,891				4,341
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,298	6,445				1,558
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,243	4,599				2,179
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	981	847				$ 604
By type of portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,342,813	1,492,862
Trade and other non-current receivables	96,367	115,564
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	534,947	369,700
Trade and other non-current receivables	36,053	51,977
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	119,003	100,212
Trade and other non-current receivables	34,855	51,962
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	267,169	139,848
Trade and other non-current receivables	1,198	15
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	148,775	129,640
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,720	10,335
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,720	10,335
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,705,820	1,057,917
Trade and other non-current receivables	35,993	16,296
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	254,952	142,296
Trade and other non-current receivables	16,250	10,964
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,053,824	684,925
Trade and other non-current receivables	13,130	3,251
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	397,044	230,696
Trade and other non-current receivables	6,613	2,081
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	91,326	54,908
Trade and other non-current receivables	24,321	47,291
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	44,710	21,396
Trade and other non-current receivables	12,205	16,028
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	32,788	27,355
Trade and other non-current receivables	2,513	23,528
By type of portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	13,828	6,156
Trade and other non-current receivables	$ 9,603	$ 7,735

[1]	As Restated